Cost Of Sales - Summary of Cost of Sales (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Cost Of Sales By nature [Line Items]
Depreciation and amortization	$ 1,250	$ 1,190	$ 1,072
Cost of sales	10,761	10,979	10,221
Cost of sales [member]
Disclosure Of Cost Of Sales By nature [Line Items]
Raw materials and goods for resale	4,994	5,228	4,885
Payroll	1,798	1,711	1,452
Electricity, fuels and other services	1,457	1,593	1,439
Depreciation and amortization	1,023	985	894
Maintenance, repairs and supplies	959	918	770
Transportation costs	527	456	661
Other Production Costs and Change in Inventory	3	88	120
Cost of sales	$ 10,761	$ 10,979	$ 10,221